Income taxes	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Income taxes
17. Income taxes
Variations of income tax expense (recovery) from the basic Canadian federal and provincial combined income tax rates applicable to income before income taxes are as follows:

		2023		2022
	$	%	$	%
Income before income taxes	14,947		87,537
Statutory income tax rate		26.5		26.5
Income tax expense at statutory income tax rate	3,961		23,197

Changes resulting from:
Permanent difference items	(3,974)		2,564
Foreign income tax rate differences	(23,692)		(22,071)
Adjustments in respect of prior year	426		(2,385)
Change in unrecognized deductible (taxable) temporary differences	14,675		(2,600)
Share-based payments	23,259		26,984
Other	988		(107)
Total income tax expense	15,643		25,582
The details of income tax expense (recovery) are as follows:

	2023	2022
	$	$
Income tax expense (recovery)
Current	43,591	38,527
Deferred	(27,948)	(12,945)
	15,643	25,582
The components of current income tax expense are as follows:

	2023	2022
	$	$
Current income tax expense
Current	43,391	38,139
Adjustment of prior year income tax expense	200	388
	43,591	38,527
The components of deferred income tax recovery are as follows:

	2023	2022
	$	$
Deferred income tax recovery
Origination and reversal of temporary differences	(42,849)	(7,571)
Change in unrecognized deductible (taxable) temporary differences	14,675	(2,600)
Adjustment of prior year income tax expense (recovery)	226	(2,774)
	(27,948)	(12,945)
The details of changes of deferred income taxes are as follows for the year ended December 31, 2023:

	Deferred tax assets (liabilities) as at December 31, 2022	Recognized in net loss	Business combinations	Equity	Foreign currency exchange differences	Deferred tax assets (liabilities) as at December 31, 2023
	$	$	$	$	$	$
Deferred tax assets
Share-based payments	3,128	5,551	1,027	(748)	55	9,013
Net operating tax losses carried forward	6,432	(4,996)	6,863	—	(2,468)	5,831
Intangible assets	6,460	(6,460)	—	—	—	—
Accrued liabilities	3,830	3,358	1,399	—	(1,519)	7,068
Other	—	17,079	2,955	—	3,610	23,644
Total deferred tax assets	19,850	14,532	12,244	(748)	(322)	45,556

Deferred tax liabilities
Intangible assets	(62,535)	12,758	(142,620)	—	827	(191,570)
Other	(661)	661	—	—	—	—
Property and equipment	(413)	(21)	(1,134)	—	(1)	(1,569)
Deferred costs	(773)	18	—	—	753	(2)
Total deferred tax liabilities	(64,382)	13,416	(143,754)	—	1,579	(193,141)
Total net deferred tax assets (liabilities)	(44,532)	27,948	(131,510)	(748)	1,257	(147,585)
The details of changes of deferred income taxes are as follows for the year ended December 31, 2022:

	Deferred tax assets (liabilities) as at December 31, 2021	Recognized in net income	Business combination	Equity	Foreign currency exchange differences	Deferred tax assets (liabilities) as at December 31, 2022
	$	$	$	$	$	$
Deferred tax assets
Share-based payments	4,314	1,798	—	(2,887)	(97)	3,128
Net operating tax losses carried forward	4,018	468	1,272	594	80	6,432
Intangible assets	3,925	2,526	—	—	9	6,460
Accrued liabilities	2,924	883	27	—	(4)	3,830
Total deferred tax assets	15,181	5,675	1,299	(2,293)	(12)	19,850

Deferred tax liabilities
Intangible assets	(70,043)	5,728	—	—	1,780	(62,535)
Other	(1,800)	1,134	—	—	5	(661)
Property and equipment	(905)	684	—	—	(192)	(413)
Deferred costs	(497)	(276)	—	—	—	(773)
Total deferred tax liabilities	(73,245)	7,270	—	—	1,593	(64,382)
Total net deferred tax assets (liabilities)	(58,064)	12,945	1,299	(2,293)	1,581	(44,532)
The deferred income taxes are presented on the consolidated statements of financial position as follows:

	2023	2022
	$	$
Deferred tax assets	4,336	17,172
Deferred tax liabilities	(151,921)	(61,704)
	(147,585)	(44,532)
Unrecognized deferred income tax assets balances are as follows:

	2023	2022
	$	$
Net operating tax losses carried forward	41,838	24,973
Unused tax credits	2,356	515
Deductible temporary differences, including capital losses	22,715	26,312
The net operating tax losses carried forward for which no deferred income tax asset was recognized expire as follows:

As at December 31, 2023	Gross amount of net operating tax losses carried forward	Tax-effected	Expiry Period
	$	$
Expire	148,354	39,314	2031 to 2043
Never expire	14,685	2,524	N/A
	163,039	41,838

As at December 31, 2022	Gross amount of net operating tax losses carried forward	Tax-effected	Expiry Period
	$	$
Expire	91,163	24,165	2031 to 2042
Never expire	4,586	808	N/A
	95,749	24,973
The unused tax credits for which no deferred income tax asset was recognized expire as follows:

As at December 31, 2023	Unused tax credits	Expiry period
	$	$
Expire	2,356	2031 to 2033
Never expire	0	N/A
	2,356

As at December 31, 2022	Unused tax credits	Expiry period
	$	$
Expire	515	2031 to 2032
Never expire	0	N/A
	515
The deductible temporary differences and capital losses do not expire under current tax legislation. Deferred tax assets have not been recognized in respect of those items because it is not probable that future taxable profit will be available in those jurisdictions against which the Company can utilize these benefits.
The Company has not recognized deferred tax liabilities for the undistributed earnings of its subsidiaries in the current or prior years since the Company does not expect to sell or repatriate funds from those investments, in which case the undistributed earnings may become taxable. Upon distribution of these earnings in the form of dividends or otherwise, the Company may be subject to income and/or withholding taxes.
International Tax Reform — “Pillar Two” Model Rules (Amendments to IAS 12 Income Taxes)
The Company falls within the scope of the OECD’s Pillar Two model rules. As various jurisdictions enact domestic legislation that is generally equivalent to the Pillar Two model rules, the Company, as from January 1, 2024, may be liable to pay a top-up tax on its net income before income taxes for the difference between its effective income tax rate in a particular jurisdiction for Pillar Two purposes and a 15% minimum income tax rate.
Since domestic Pillar Two legislation is not yet effective in any jurisdiction that the Company operates in as at December 31, 2023, neither the Company nor any of its subsidiaries have a current income tax exposure that is related to the Pillar Two model rules as at that date.
On December 12, 2023, domestic Pillar Two legislation was enacted in Bulgaria, which is a main jurisdiction that Pillar Two income tax exposures may arise for the Company. The Company has subsidiaries in Bulgaria (a jurisdiction with a 10% statutory income tax rate) that have a combined effective income tax rate that is less than 15%. In addition, the Company has subsidiaries in Cyprus (a jurisdiction with a 12.5% statutory income tax rate) that also have a combined effective income tax rate that is less than 15%.
Had the substantively enacted and enacted domestic Pillar Two legislation, as at December 31, 2023, were effective for the full 2023 year, the Company estimates that the incremental top-up income tax expense could have been in the range of approximately $7 to 10 million.
This information does not reflect all the specific requirements of domestic Pillar Two legislation. Some information is not yet known, or reasonably estimable, as at the end of the year since the Company is still in the process of assessing its exposure. The Company is closely monitoring developments in the various jurisdictions in which it operates, including specific implementation details related to domestic Pillar Two legislation, in order to continue assessing the overall impact on the Company’s effective income tax rate and results.